Annual Total Returns - Fidelity® Massachusetts Municipal Income Fund [BarChart] - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts Municipal Income Fund - Fidelity Massachusetts Municipal Income Fund-Default
Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	10.37%
Annual Return 2012	7.18%
Annual Return 2013	(3.46%)
Annual Return 2014	9.96%
Annual Return 2015	3.36%
Annual Return 2016	(0.11%)
Annual Return 2017	5.48%
Annual Return 2018	0.24%
Annual Return 2019	7.08%
Annual Return 2020	4.44%